Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Number of Share Options, Beginning Balance | shares	21,625	14,256	14,220
Number of Share Options, Granted | shares	2,218,810	10,837	3,720
Number of Share Options, Forfeited | shares	(16,774)	(377)	(599)
Number of Share Options, Exercised | shares		(1,681)	(3,081)
Number of Share Options, Cancelled | shares	(11,713)
Number of Share Options, Expired | shares	(2,084)	(1,410)	(4)
Number of share Options, Ending Balance | shares	2,209,864	21,625	14,256
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1,464.49	$ 1,782.70	$ 1,406.24
Weighted Average Exercise Price, Granted | $ / shares	33.13	755.97	1,993.06
Weighted Average Exercise Price, Forfeited | $ / shares	159.61	1,933.34	2,535.18
Weighted Average Exercise Price, Exercised | $ / shares		376.10	155.03
Weighted Average Exercise Price, Cancelled | $ / shares	1,237.94
Weighted Average Exercise Price, Expired | $ / shares	1,176.20	408.43	127.50
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 38.72	$ 1,464.49	$ 1,782.70